EMPLOYEE-RELATED BENEFITS - Net Pension Amounts Recognized in the Consolidated Balance Sheets (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accumulated other comprehensive income (loss):
Total equity	$ 19,533	$ 21,813	$ 23,845	$ 22,370
Pension Benefits | Net pension and other benefits included in AOCI
Accumulated other comprehensive income (loss):
Net actuarial gain (loss)	(76)	(240)
Prior service credit	12	17
Accumulated other comprehensive income (loss) before tax	(64)	(223)
Less: Income taxes	13	46
Total equity	(51)	(177)
Other Benefits | Net pension and other benefits included in AOCI
Accumulated other comprehensive income (loss):
Net actuarial gain (loss)	29	11
Prior service credit	1	2
Accumulated other comprehensive income (loss) before tax	30	13
Less: Income taxes	(6)	(2)
Total equity	$ 24	$ 11